Intangible Assets (Details) - Schedule of amortizable intangible assets - Aria Energy LLC [Member] - USD ($) $ in Thousands	Sep. 14, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 252,844	$ 252,844
Accumulated amortization	135,107	125,922
Net	117,737	126,922
Gas rights agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	217,285	217,285
Accumulated amortization	109,436	102,944
Net	107,849	114,341
O&M contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,500	3,500
Accumulated amortization	2,652	2,475
Net	848	1,025
Gas sales agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,059	32,059
Accumulated amortization	23,019	20,503
Net	$ 9,040	$ 11,556